Intangible Assets, Net (Details) - Schedule of identifiable intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 583		$ 583
Accumulated Amortization	(251)		(154)
Net	$ 332	$ 308	429
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	6 years
Weighted Average Remaining Life	3 years 146 days
Gross Carrying Value	$ 578		578
Accumulated Amortization	(247)		(151)
Net	$ 331		427
Non-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years
Weighted Average Remaining Life	146 days
Gross Carrying Value	$ 5		5
Accumulated Amortization	(4)		(3)
Net	$ 1		$ 2